Document and Entity Information	Oct. 03, 2019
Cover [Abstract]
Document Period End Date	Oct. 03, 2019
Amendment Flag	false
Entity Central Index Key	0001337619
Document Type	8-K
Entity Registrant Name	ENVESTNET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34835
Entity Tax Identification Number	20-1409613
Entity Address, Address Line One	35 East Wacker Drive
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	827-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.005 per share
Trading Symbol	ENV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false